Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019 were as follows:

Amounts
RMB
Balance as of December 31, 2017	15,864,655
Addition	9,565
Balance as of December 31, 2018 and 2019	15,874,220